Parent Company Only Financial Information - Condensed Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ (36)	$ 1,398	$ (85)	$ 1,664	$ 2,321	$ 1,590
Net income (loss)	$ 73	$ (151)	$ 227	$ (504)	(2,231)	(2,461)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues					106	51
Expenses					(1,222)	(172)
Income tax benefit					319	46
Loss before net loss of subsidiary					(797)	(75)
Net loss of subsidiary					(1,434)	(2,386)
Net income (loss)					$ (2,231)	$ (2,461)